Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for Mr. Angle ($)	Summary Compensation Table Total for Mr. Weinstein ($)	Summary Compensation Table Total for Mr. Cohen ($)	Compensation Actually Paid to Mr. Angle ($)	Compensation Actually Paid to Mr. Weinstein ($)	Compensation Actually Paid to Mr. Cohen ($)	Average Summary Compensation Table Total for non-CEO NEOs ($)	Average Compensation Actually Paid to non-CEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ thousands)	Non-GAAP Operating Income (Loss) ($ thousands)
									Company TSR ($)	Peer Group TSR ($)
2024	3,987,784	3,349,517	6,980,075	-4,381,406	492,398	5,266,570	2,122,176	1,276,824	15.31	141.02	-145,500	-117,837
2023	6,359,892	n/a	n/a	3,988,330	n/a	n/a	2,114,890	1,498,124	76.44	123.30	-304,710	-198,775
2022	5,930,277	n/a	n/a	3,742,696	n/a	n/a	1,834,495	1,238,722	95.06	90.80	-286,295	-172,594
2021	6,273,391	n/a	n/a	-3,096,075	n/a	n/a	2,061,594	-424,081	130.12	167.18	30,390	24,792
2020	6,192,685	n/a	n/a	14,450,419	n/a	n/a	1,701,843	3,441,952	158.58	174.43	147,068	144,230

Company Selected Measure Name	•Non-GAAP Operating Income Loss (1)
Named Executive Officers, Footnote	Amounts represent average total compensation reported in the Summary Compensation Table and average “compensation actually paid” to our NEOs (excluding our PEO(s)) for the relevant fiscal year, which includes the individuals indicated in the table below for each fiscal year:

Year	Non-PEO NEOs
2024	Karian Wong, Julie Zeiler, Jeffrey Engel, Tonya Drake, and Jules Connelly
2023	Julie Zeiler, Glen Weinstein, Russell Campanello, and Faris Habbaba
2022	Julie Zeiler, Glen Weinstein, Jean Jacques Blanc, and Faris Habbaba
2021	Julie Zeiler, Glen Weinstein, Jean Jacques Blanc, and Faris Habbaba
2020	Julie Zeiler, Alison Dean, Glen Weinstein, Tim Saeger, Keith Hartsfield, and Russell Campanello

Peer Group Issuers, Footnote	As discussed in the “Compensation Comparisons” section of our Compensation Discussion & Analysis, the peer group selected to illustrate the value of an initial fixed $100 investment was our 2023 peer group, which was used for compensation benchmarking purposes in early 2024.
As of December 28, 2024, this included 14 companies: 3D Systems Corporation, Alarm.com Holdings, Inc., Corsair Gaming, Inc., Dolby Laboratories, Inc., Faro Technologies, Inc., Garmin Ltd., GoPro, Inc., Logitech International S.A., NETGEAR, Inc., Novanta Inc., Roku, Inc., Sonos, Inc., Trimble Inc., and Universal Electronics Inc. Plantronics, Inc. was removed as it was acquired by HP, Inc. on August 29, 2022 and VIZIO Holding Corp was removed as it was acquired by Walmart Inc. on December 3, 2024.

Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. Compensation actually paid does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated in accordance with Item 402(v) of Regulation S-K.The following tables show the adjustments made to each of our PEOs’ total compensation as reported in the Summary Compensation Table to calculate “compensation actually paid” for each fiscal year:
Mr. Angle Summary Compensation Table Total to Compensation Actually Paid Reconciliation
(1/1/2020-1/28/2024)

Year	Summary Compensation Table Total	Deductions from Summary Compensation Table Total	Additions to Summary Compensation Table Total	Compensation Actually Paid
2024	3,987,784	-8,369,190	0	-4,381,406
2023	6,359,892	-7,216,763	4,845,201	3,988,330
2022	5,930,277	-5,923,915	3,736,334	3,742,696
2021	6,273,391	-12,744,963	3,375,498	-3,096,075
2020	6,192,685	-4,396,024	12,653,758	14,450,419

Mr. Weinstein Summary Compensation Table Total to Compensation Actually Paid Reconciliation (1/28/2024-5/6/2024)

Year	Summary Compensation Table Total	Deductions from Summary Compensation Table Total	Additions to Summary Compensation Table Total	Compensation Actually Paid
2024	3,349,517	-3,850,976	993,857	492,398

Mr. Cohen Summary Compensation Table Total to Compensation Actually Paid Reconciliation (5/6/2024-12/28/2024)

Year	Summary Compensation Table Total	Deductions from Summary Compensation Table Total	Additions to Summary Compensation Table Total	Compensation Actually Paid
2024	6,980,075	-6,239,350	4,525,845	5,266,570
The table below further details the adjustments made to each of the PEOs’ Summary Compensation Table totals to determine “compensation actually paid” for each of the PEOs:

Principal Executive Officer (PEO) - Angle	2024	2023	2022	2021	2020
Summary Compensation Table (SCT) Total	3,987,784	6,359,892	5,930,277	6,273,391	6,192,685
Deduction for Amounts Reported Under the "Stock Awards" Column in the SCT	-2,944,273	-5,499,992	-5,071,127	-5,418,537	-3,851,977
Deduction for Amounts Reported Under the "Option Awards" Column in the SCT	0	0	0	0	0
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	0	4,845,201	3,736,334	1,196,578	9,919,027
Year-End Fair Value of Awards Granted During Year that Vested During Year	0	0	0	0	0
Increase/Decrease in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	-278,292	-1,436,291	-708,083	-7,326,426	2,734,731
Increase/Decrease in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	-3,531,596	-280,481	-144,705	2,178,919	-544,047
Deduction of Fair Value of Awards Granted Prior to Year that were Forfeited During the Year	-1,615,028	0	0	0	0
Increase Based Upon Incremental Fair Value of Awards Modified During Year	0	0	0	0	0
Increase Based on Dividends or other Earnings Paid During Year Prior to Vesting Date of Award	0	0	0	0	0
Total Additions	0	4,845,201	3,736,334	3,375,498	12,653,758
Total Deductions	-8,369,190	-7,216,763	-5,923,915	-12,744,963	-4,396,024
Total Adjustments	-8,369,190	-2,371,562	-2,187,581	-9,369,466	8,257,734
Compensation Actually Paid (CAP)	-4,381,406	3,988,330	3,742,696	-3,096,075	14,450,419

Principal Executive Officer (PEO) - Weinstein	2024	2023	2022	2021	2020
Summary Compensation Table (SCT) Total	3,349,517	n/a	n/a	n/a	n/a
Deduction for Amounts Reported Under the "Stock Awards" Column in the SCT	-2,425,208	n/a	n/a	n/a	n/a
Deduction for Amounts Reported Under the "Option Awards" Column in the SCT	0	n/a	n/a	n/a	n/a
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	0	n/a	n/a	n/a	n/a
Year-End Fair Value of Awards Granted During Year that Vested During Year	993,857	n/a	n/a	n/a	n/a
Increase/Decrease in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	0	n/a	n/a	n/a	n/a
Increase/Decrease in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	-1,095,425	n/a	n/a	n/a	n/a
Deduction of Fair Value of Awards Granted Prior to Year that were Forfeited During the Year	-330,343	n/a	n/a	n/a	n/a
Increase Based Upon Incremental Fair Value of Awards Modified During Year	0	n/a	n/a	n/a	n/a
Increase Based on Dividends or other Earnings Paid During Year Prior to Vesting Date of Award	0	n/a	n/a	n/a	n/a
Total Additions	993,857	n/a	n/a	n/a	n/a
Total Deductions	-3,850,976	n/a	n/a	n/a	n/a
Total Adjustments	-2,857,120	n/a	n/a	n/a	n/a
Compensation Actually Paid (CAP)	492,398	n/a	n/a	n/a	n/a

Principal Executive Officer (PEO) - Cohen	2024	2023	2022	2021	2020
Summary Compensation Table (SCT) Total	6,980,075	n/a	n/a	n/a	n/a
Deduction for Amounts Reported Under the "Stock Awards" Column in the SCT	-6,239,350	n/a	n/a	n/a	n/a
Deduction for Amounts Reported Under the "Option Awards" Column in the SCT	0	n/a	n/a	n/a	n/a
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	4,525,845	n/a	n/a	n/a	n/a
Year-End Fair Value of Awards Granted During Year that Vested During Year	0	n/a	n/a	n/a	n/a
Increase/Decrease in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	0	n/a	n/a	n/a	n/a

Increase/Decrease in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	0	n/a	n/a	n/a	n/a
Deduction of Fair Value of Awards Granted Prior to Year that were Forfeited During the Year	0	n/a	n/a	n/a	n/a
Increase Based Upon Incremental Fair Value of Awards Modified During Year	0	n/a	n/a	n/a	n/a
Increase Based on Dividends or other Earnings Paid During Year Prior to Vesting Date of Award	0	n/a	n/a	n/a	n/a
Total Additions	4,525,845	n/a	n/a	n/a	n/a
Total Deductions	-6,239,350	n/a	n/a	n/a	n/a
Total Adjustments	-1,713,505	n/a	n/a	n/a	n/a
Compensation Actually Paid (CAP)	5,266,570	n/a	n/a	n/a	n/a

Non-PEO NEO Average Total Compensation Amount	$ 2,122,176	$ 2,114,890	$ 1,834,495	$ 2,061,594	$ 1,701,843
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,276,824	1,498,124	1,238,722	(424,081)	3,441,952
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. Compensation actually paid does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated in accordance with Item 402(v) of Regulation S-K.The following tables shows the adjustments made to the average Summary Compensation Table totals of our NEOs (excluding our PEO(s)) as reported in the Summary Compensation Table to calculate “compensation actually paid” for each fiscal year:
Average Non-PEO NEO Summary Compensation Table Total to Compensation Actually Paid Reconciliation

Year	Summary Compensation Table Total	Deductions from Summary Compensation Table Total	Additions to Summary Compensation Table Total	Compensation Actually Paid
2024	2,122,176	-2,139,093	1,293,740	1,276,824
2023	2,114,890	-1,890,979	1,274,213	1,498,124
2022	1,834,495	-1,559,090	963,316	1,238,722
2021	2,061,594	-3,410,738	925,062	-424,081
2020	1,701,843	-1,005,287	2,745,396	3,441,952
The table below further details the adjustments to determine the average “compensation actually paid” to our NEOs (excluding our PEO):

Average of Named Executive Officers Excluding the PEO	2024	2023	2022	2021	2020
Summary Compensation Table (SCT) Total	2,122,176	2,114,890	1,834,495	2,061,594	1,701,843
Deduction for Amounts Reported Under the "Stock Awards" Column in the SCT	-1,627,898	-1,582,490	-1,277,879	-1,551,209	-879,042
Deduction for Amounts Reported Under the "Option Awards" Column in the SCT	0	0	0	0	0
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	1,293,740	1,077,505	963,316	656,017	2,263,576
Year-End Fair Value of Awards Granted During Year that Vested During Year	0		0	0	0
Increase/Decrease in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	-171,265	-308,489	-216,785	-1,859,528	415,362
Increase/Decrease in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	-323,490	196,708	-64,425	269,045	-30,359
Deduction of Fair Value of Awards Granted Prior to Year that were Forfeited During the Year	-16,440	0	0	0	-95,886

Increase Based Upon Incremental Fair Value of Awards Modified During Year	0	0	0	0	66,458
Increase Based on Dividends or other Earnings Paid During Year Prior to Vesting Date of Award	0	0	0	0	0
Total Additions	1,293,740	1,274,213	963,316	925,062	2,745,396
Total Deductions	-2,139,093	-1,890,979	-1,559,090	-3,410,738	-1,005,287
Total Adjustments	-845,353	-616,766	-595,773	-2,485,675	1,740,109
Compensation Actually Paid (CAP)	1,276,824	1,498,124	1,238,722	-424,081	3,441,952

Compensation Actually Paid vs. Total Shareholder Return
We use a mix of performance measures in our annual and long-term incentive programs to align executive pay with Company performance. Our NEOs’ target total compensation is heavily weighted towards short and long-term performance with performance goals aligned with stockholders’ interest. We believe the Pay Versus Performance tables show the alignment between compensation actually paid to the NEOs and the Company’s performance, consistent with our compensation philosophy as described in our CD&A on page 37. Specifically, a large portion of the NEOs’ potential compensation for 2024 was based on relative TSR against the Index and as such the PEO and non-PEO NEOs’ “compensation actually paid” each year was generally aligned with our relative TSR performance and increased when our relative TSR performance increased but declined when our relative TSR performance declined. Our revenue and operating income performance over the period also generally align with compensation actually paid.

Compensation Actually Paid vs. Net Income
As shown in the Pay Versus Performance table, the Company’s net income has decreased from 2020 to 2023 and increased in 2024. This performance generally aligned well with compensation actually paid to our NEOs. The Company does not use net income to determine compensation levels or incentive plan payouts.

Compensation Actually Paid vs. Company Selected Measure
We use a mix of performance measures in our annual and long-term incentive programs to align executive pay with Company performance. Our NEOs’ target total compensation is heavily weighted towards short and long-term performance with performance goals aligned with stockholders’ interest. We believe the Pay Versus Performance tables show the alignment between compensation actually paid to the NEOs and the Company’s performance, consistent with our compensation philosophy as described in our CD&A on page 37. Specifically, a large portion of the NEOs’ potential compensation for 2024 was based on relative TSR against the Index and as such the PEO and non-PEO NEOs’ “compensation actually paid” each year was generally aligned with our relative TSR performance and increased when our relative TSR performance increased but declined when our relative TSR performance declined. Our revenue and operating income performance over the period also generally align with compensation actually paid.

Total Shareholder Return Vs Peer Group
As outlined in our Compensation Discussion and Analysis on page 33 we do not have any true consumer robotic peer companies that are publicly traded. The pandemic created some volatility within our peer group’s TSR and while our TSR performance was behind the peer group the end of 2020 and 2021, our TSR recovered in 2022 with the announced planned acquisition of iRobot by Amazon in August of 2022, our TSR fell behind the peer group by the end of 2023 with speculative news at the end of 2023 that the deal with Amazon may be blocked by regulators, and our TSR fell further behind in the beginning of 2024 and through 2024 following the termination of the planned acquisition. This performance generally aligned well with compensation actually paid to our NEOs.

The table below compares the cumulative five-year total shareholder return of iRobot's common stock with the cumulative total shareholder return of a customized peer group of 14 companies that includes: 3D Systems Corporation, Alarm.com Holdings, Inc., Corsair Gaming, Inc., Dolby Laboratories, Inc., Faro Technologies, Inc., Garmin Ltd., GoPro, Inc., Logitech International S.A., NETGEAR, Inc., Novanta Inc., Roku, Inc., Sonos, Inc., Trimble Inc., and Universal Electronics Inc. The table assumes that the value of the investment in our common stock and in the peer group (on a market-cap weighed basis and including reinvestment of dividends) was $100 on 12/31/2019 and tracks it through 12/31/2024.

Tabular List, Table

Most Important Performance Measures
•Relative Total Shareholder Return
•Non-GAAP Operating Income Loss (1)
•Revenue
(1) When reconciling to GAAP operating income loss, non-GAAP operating income (loss) reflects adjustments for amortization of acquired tangible assets, stock-based compensation, tariff refunds, net merger, acquisition, and divestiture expense (income), and restructuring/other.

Total Shareholder Return Amount	$ 15.31	76.44	95.06	130.12	158.58
Peer Group Total Shareholder Return Amount	141.02	123.30	90.80	167.18	174.43
Net Income (Loss)	$ (145,500,000)	$ (304,710,000)	$ (286,295,000)	$ 30,390,000	$ 147,068,000
Company Selected Measure Amount	(117,837,000)	(198,775,000)	(172,594,000)	24,792,000	144,230,000
Additional 402(v) Disclosure	(1) When reconciling to GAAP operating income loss, non-GAAP operating income (loss) reflects adjustments for amortization of acquired tangible assets, stock-based compensation, tariff refunds, net merger, acquisition, and divestiture expense (income), and restructuring/other.

Measure:: 1
Pay vs Performance Disclosure
Name	•Relative Total Shareholder Return
Non-GAAP Measure Description	Relative TSR is defined as the percentage by which our TSR is greater than or less than the Russell 2000 Index. While we consider numerous financial and non-financial performance measures for the purpose of evaluating and determining executive compensation, we consider relative TSR against the Index (which is the primary measure used to determine for the number of PSUs earned for purposes of the 2022 PSU awards) to be the most important performance measure used by the Company to link compensation actually paid to the NEOs for fiscal year 2024 to Company performance.
Measure:: 2
Pay vs Performance Disclosure
Name	•Non-GAAP Operating Income Loss (1)
Measure:: 3
Pay vs Performance Disclosure
Name	•Revenue
Mr. Angle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,987,784	$ 6,359,892	$ 5,930,277	$ 6,273,391	$ 6,192,685
PEO Actually Paid Compensation Amount	(4,381,406)	3,988,330	3,742,696	(3,096,075)	14,450,419
Mr. Weinstein [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,349,517
PEO Actually Paid Compensation Amount	492,398
Mr. Cohen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	6,980,075
PEO Actually Paid Compensation Amount	5,266,570
PEO | Mr. Angle [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,369,190)	(2,371,562)	(2,187,581)	(9,369,466)	8,257,734
Adjustment To Compensation Amount, Deductions	(8,369,190)	(7,216,763)	(5,923,915)	(12,744,963)	(4,396,024)
Adjustment To Compensation Amount, Additions	0	4,845,201	3,736,334	3,375,498	12,653,758
PEO | Mr. Angle [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	4,845,201	3,736,334	1,196,578	9,919,027
PEO | Mr. Angle [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(278,292)	(1,436,291)	(708,083)	(7,326,426)	2,734,731
PEO | Mr. Angle [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr. Angle [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,531,596)	(280,481)	(144,705)	2,178,919	(544,047)
PEO | Mr. Angle [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,615,028)	0	0	0	0
PEO | Mr. Angle [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr. Angle [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,944,273)	(5,499,992)	(5,071,127)	(5,418,537)	(3,851,977)
PEO | Mr. Angle [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr. Angle [Member] | Equity Awards Modified During The Year, Fair Value Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr. Weinstein [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,857,120)
Adjustment To Compensation Amount, Deductions	(3,850,976)
Adjustment To Compensation Amount, Additions	993,857
PEO | Mr. Weinstein [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Weinstein [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Weinstein [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	993,857
PEO | Mr. Weinstein [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,095,425)
PEO | Mr. Weinstein [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(330,343)
PEO | Mr. Weinstein [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Weinstein [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,425,208)
PEO | Mr. Weinstein [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Weinstein [Member] | Equity Awards Modified During The Year, Fair Value Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Cohen [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,713,505)
Adjustment To Compensation Amount, Deductions	(6,239,350)
Adjustment To Compensation Amount, Additions	4,525,845
PEO | Mr. Cohen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,525,845
PEO | Mr. Cohen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Cohen [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Cohen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Cohen [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Cohen [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Cohen [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,239,350)
PEO | Mr. Cohen [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Cohen [Member] | Equity Awards Modified During The Year, Fair Value Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(845,353)	(616,766)	(595,773)	(2,485,675)	1,740,109
Adjustment To Compensation Amount, Deductions	(2,139,093)	(1,890,979)	(1,559,090)	(3,410,738)	(1,005,287)
Adjustment To Compensation Amount, Additions	1,293,740	1,274,213	963,316	925,062	2,745,396
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,293,740	1,077,505	963,316	656,017	2,263,576
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(171,265)	(308,489)	(216,785)	(1,859,528)	415,362
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(323,490)	196,708	(64,425)	269,045	(30,359)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,440)	0	0	0	(95,886)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,627,898)	(1,582,490)	(1,277,879)	(1,551,209)	(879,042)
Non-PEO NEO | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Modified During The Year, Fair Value Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 66,458